NOTES PAYABLE - Schedule of Fair Value Adjustments and Debt Issuance Costs (Details) - Convertible Notes Mature In April 2025 - Convertible Notes - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Liabilities, fair value adjustment	$ (190,256)	$ 4,300	$ 181,695	$ 4,300
Interest Expense
Debt Instrument [Line Items]
Liabilities, fair value adjustment		5,581		5,581
Cash interest payments | Interest Expense
Debt Instrument [Line Items]
Liabilities, fair value adjustment	5,355	1,720	10,582	1,720
Payment-in-kind (PIK) interest | Interest Expense
Debt Instrument [Line Items]
Liabilities, fair value adjustment	8,032	2,580	15,883	2,580
Instrument-specific credit risk | Other Comprehensive Income (Loss)
Debt Instrument [Line Items]
Liabilities, fair value adjustment	(8,582)	0	(35,746)	0
Other fair value adjustments | Fair value adjustment on convertible notes
Debt Instrument [Line Items]
Liabilities, fair value adjustment	$ (195,061)	$ 0	$ 190,976	$ 0